Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cost:
Intangible assets, gross	$ 4,330,311	$ 4,330,311
Accumulated amortization (the Backlog was fully amortized):	936,898	508,467
Intangible assets, net	3,393,413	3,821,844
Technology [Member]
Cost:
Intangible assets, gross	4,284,315	4,284,315
Backlog [Member]
Cost:
Intangible assets, gross	$ 45,996	$ 45,996